Statement of Cash Flows $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ (2,801)	$ (269)	$ 7,186	$ 1,198
Adjustments to reconcile net income attributable to Nobilis to net cash provided by operating activities:
Depreciation	1,648	664	1,642	731
Provision for bad debts	200	0	0	0
Gain on sale of fixed assets			(39)	(2)
Noncontrolling interests	8,228	3,864	13,062	5,476
Gain on bargain purchase			0	(2,392)
Foreign currency gain (loss)	57	(53)	(215)	(32)
Share-based compensation	9,035	185	1,508	378
Recoupment of Indemnified expenses	(1,700)	0
Changes in operating assets and liabilities			(19,146)	(1,869)
Amortization of deferred financing fees	33	0
Changes in operating assets and liabilities:
Trade accounts receivable	(6,453)	(1,464)	(20,958)	(4,191)
Medical supplies	(425)	(101)	(27)	(252)
Prepaids and other current assets	701	(242)
Other long-term assets	(39)	464	466	(176)
Trade accounts payable and accrued liabilities	(2,223)	(846)	2,840	2,712
Other current liabilities	(942)	(38)	1,340	43
Other long-term liabilities	(103)	0	(8)	(2)
Net cash provided by operating activities	5,216	2,164	3,998	3,488
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(1,177)	(1,124)	(2,023)	(1,180)
Investment in associate	(120)	(150)	(150)	0
Note receivable	(197)	0
Purchase of interest acquired in a subsidiary	0	(346)	(346)	0
Distributions from investments in associates			0	159
Proceeds from sale of property and equipment			39	2
Proceeds from sale of ownership interests of subsidiary	0	230	705	303
Acquisition of Victory	(1,436)	0
Purchase of additional ownership interest in subsidiary			0	(770)
Acquisition of Peak	(850)	0
Acquisition of a business			(3,000)	(460)
Deconsolidation of imaging centers and urgent care clinic	(166)	0
Net cash (used for) investing activities	(3,946)	(1,390)	(4,775)	(1,946)
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to non controlling interests	(5,644)	(2,158)	(6,559)	(4,257)
Proceeds from exercise of stock options	432	28	166	168
Proceeds from exercise of stock warrants	4,335	0	3,188	0
Proceeds from private placement	28,395	0	6,100	4,089
Payments on capital lease obligations	(304)	(24)	(77)	0
Proceeds from debt and lines of credit	21,500	0	1,300	0
Payments of debt and lines of credit	(25,227)	(34)	(1,375)	0
Deferred financing fees	(657)	0
Note receivable			0	(150)
Net cash provided by (used for) financing activities	22,830	(2,188)	2,743	(162)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	24,100	(1,414)	1,966	1,380
CASH AND CASH EQUIVALENTS - Beginning of period	7,568	5,602	5,602	4,222
CASH AND CASH EQUIVALENTS - End of period	31,668	4,188	7,568	5,602
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	846	71	216	97
Cash paid for taxes	603	238	165	100
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Capital expenditures funded by capital lease borrowings			696	224
Non-cash acquisition of property and equipment	4,860	0	2,271	0
Non-cash acquisition of goodwill	10,765	0
Non-cash acquisition of intangibles and goodwill			$ 7,206	$ 0
Non-cash acquisition of intangibles	1,233	0
Non-cash deconsolidation of property and equipment	2,828	0
Non-cash deconsolidation of goodwill	701	0
Non-cash purchase of medical equipment through capital lease	315	0
Athas settlement in lieu of contingent shares	$ 5,685	$ 0